Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Stated share capital [member] Preference shares [member]	Stated share capital [member] Number of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Preference shares [member]	Contributed surplus [member] Number of common shares [member]	Total capital [member]	Total capital [member] Preference shares [member]	Total capital [member] Number of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain on financial instruments [member]	Unrecognized gain on financial instruments [member] Preference shares [member]	Unrecognized gain on financial instruments [member] Number of common shares [member]	Foreign currency translation adjustments [member]	Foreign currency translation adjustments [member] Preference shares [member]	Foreign currency translation adjustments [member] Number of common shares [member]	Total accumulated other comprehensive loss AOCL [member]	Total accumulated other comprehensive loss AOCL [member] Preference shares [member]	Total accumulated other comprehensive loss AOCL [member] Number of common shares [member]	Shareholders' equity [member]	Shareholders' equity [member] Preference shares [member]	Shareholders' equity [member] Number of common shares [member]	Non-controlling interests [member]	Non-controlling interests [member] Preference shares [member]	Non-controlling interests [member] Number of common shares [member]
Balance at Dec. 31, 2022	$ 11,885			$ 3,864			$ 1,534			$ 5,398			$ 7,642			$ 17			$ (1,172)			$ (1,155)			$ 11,885
Statement [LineItems]
Net earnings	1,650												1,650												1,650
Other comprehensive income (loss)	163												11			1			151			152			163
Total comprehensive income (loss)	1,813												1,661			1			151			152			1,813
Return of capital on common shares			$ (2,047)			$ (2,107)			$ 60			$ (2,047)															$ (2,047)
Dividends declared		$ (3)	(462)											$ (3)	$ (462)											$ (3)	(462)
Shares issued under Dividend Reinvestment Plan ("DRIP")	8			8						8															8
Repurchases of common shares (see note 15)				2						2			(2)
Stock compensation plans	7			109			(102)			7															7
Balance at Jun. 30, 2023	11,201			1,876			1,492			3,368			8,836			18			(1,021)			(1,003)			11,201
Balance at Dec. 31, 2023	11,064			1,901			1,504			3,405			8,680			21			(1,042)			(1,021)			11,064			$ 0
Statement [LineItems]
Net earnings	1,319			0			0			0			1,322			0			0			0			1,322			(3)
Other comprehensive income (loss)	(65)			0			0			0			6			16			(82)			(66)			(60)			(5)
Total comprehensive income (loss)	1,254			0			0			0			1,328			16			(82)			(66)			1,262			(8)
Non-controlling interests on acquisition of subsidiaries	388			0			0			0			0			0			0			0			0			388
Purchase of non-controlling interests	(384)			0			0			0			(4)			0			0			0			(4)			(380)
Dividends declared		$ (3)	$ (487)		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (3)	$ (487)		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (3)	$ (487)		$ 0	$ 0
Shares issued under Dividend Reinvestment Plan ("DRIP")	15			15			0			15			0			0			0			0			15			0
Repurchases of common shares (see note 15)	(252)			(18)			0			(18)			(234)			0			0			0			(252)			0
Stock compensation plans	21			108			(87)			21			0			0			0			0			21			0
Balance at Jun. 30, 2024	$ 11,616			$ 2,006			$ 1,417			$ 3,423			$ 9,280			$ 37			$ (1,124)			$ (1,087)			$ 11,616			$ 0